Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Assets and Liabilities by Category

The classification of financial assets and liabilities by category is as follows:

	At December 31
	2017	2018
Assets according to the statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	626,180	801,140
- Trade accounts receivable and other accounts receivable (excluding financial assets)	2,029,575	1,302,358
- Work in progress	90,217	60,750
- Financial assets related to concession agreements	952,780	1,227,994
- Accounts receivable from related parties	874,682	813,129

	4,573,434	4,205,371

Financial asset at fair value through profit or loss
- Other financial asset	181	—

	181	—

Financial assets related to concession agreements are recorded in the consolidated statement of financial position as the line items short-term trade accounts receivable and long-term trade accounts receivable.

	At December 31
	2017	2018
Financial liabilities according to the statement of financial position
Other financial liabilities at amortized cost
- Other financial liabilities	1,561,754	1,169,184
- Finance leases	128,309	33,488
- Bonds	947,567	937,042
- Trade and other accounts payable (excluding non-financial liabilities)	2,054,217	1,552,741
- Accounts payable to related parties	81,128	77,790

	4,772,975	3,770,245

Hedging derivatives:
- Derivative financial instruments	383	61

Summary of Credit Quality of Financial Assets

	At December 31,
	2017	2018
Cash and cash equivalents (*)
Banco de Credito del Peru (A+)	224,834	350,403
Citibank (A)	110,846	134,990
Banco Continental (A+)	100,882	114,067
Banco Scotiabank (A+)	71,608	73,039
Fondo de Inversion Alianza	—	39,051
Banco de la Nacion (A)	17,776	23,766
Banco Bogota (A)	25,609	16,782
Banco Interbank (A)	14,937	14,075
Banco Santander - Peru (A)	—	12,221
Banco de Credito e Inversiones - Chile (AA+)	1,105	5,909
Banco Santander - Chile (AAA)	22,041	3,325
Banco de Chile (AAA)	4,337	49
Banco Interamericano de Finanzas (A)	5,551	126
Banco Scotiabank de Guyana (A)	—	121
Others	7,388	8,273

	606,914	796,197

Summary of Credit Quality of Customers

	2017	2018
Trade accounts receivable (Note 11 and Note 12)
Counterparties with no external risk rating
A	6,042	140,594
B	2,313,187	1,762,557
C	194,248	185,494

	2,513,477	2,088,645

Receivable from related parties and joint operators (Note 13)
B	874,682	813,129